Revenue from services provided to customers (Tables)	12 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenues by types of service

Millions of yen
Year ended March 31
2019
Commissions	¥293,069
Fees from investment banking	101,521
Asset management and portfolio service fees	245,519
Other revenue	54,284

Total	¥694,393

Customer contract receivables, customer contract assets and customer contract liabilities

	Millions of yen
	April 1, 2018	March 31, 2019
Customer contract receivables	¥68,927	¥78,226
Contract liabilities(1)	3,792	4,971

(1)	Contract liabilities primarily rise from investment advisory services and recognized in connection with the term of the contract based on time elapsed.